Product Warranty	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Product Warranties Disclosures [Abstract]
PRODUCT WARRANTY

7. PRODUCT WARRANTY

Movement of product warranty was as follows:

	Three months ended June 30,		Six months ended June 30,
	2020	2021	2020	2021
Balance at beginning of the period	$17,299	$19,105	$18,416	$19,356
Provided during the period	842	8,148	951	9,057
Utilized during the period	(783)	(1,710)	(2,009)	(2,870)
Balance at end of the period	$17,358	$25,543	$17,358	$25,543
	December 31, 2020	June 30, 2021
Product warranty – current	$4,296	$10,299
Product warranty – non-current	15,060	15,244
Total	$19,356	$25,543

10. PRODUCT WARRANTY

Movement of product warranty was as follows:

	December 31, 2019	December 31, 2020
Balance at beginning of the year	$16,565	$18,416
Provided during the year	3,501	3,477
Utilized during the year	(1,650)	(2,537)
Balance at end of the year	$18,416	$19,356
Product warranty – current	$3,723	$4,296
Product warranty – non-current	14,693	15,060

The warranty costs recorded were $8,342, $3,501 and $3,477 during the years ended December 31, 2018, 2019 and 2020, respectively.